Description of Organization, Business Operations and Liquidity (Details) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 08, 2023	Aug. 07, 2023	Dec. 14, 2021	Aug. 16, 2022	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Nov. 09, 2023	Sep. 29, 2023	Aug. 10, 2023	Jul. 10, 2023	Jun. 15, 2023	Jun. 09, 2023
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Price per share (in Dollars per share)					$ 10
Offering costs			$ 20,700,000
Deferred underwriting fees			10,100,000
Aggregate fair market value percentage							80.00%
Public price per share (in Dollars per share)					$ 10.1		$ 10.1
Net tangible assets							$ 5,000,001
Aggregate public shares, percentage					15.00%		15.00%
Residual assets remaining description					In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10, or $10.20 or $10.30 per Public Share, as applicable, if the Company extends the period of time the Company will have to complete an initial Business Combination. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share, or $10.20 or $10.30 per public share, as applicable, if the Company extends the period of time it will have to complete an initial Business Combination, or (ii) the lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the Trust assets, in each case net of interest which may be withdrawn to pay taxes, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).		In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10, or $10.20 or $10.30 per Public Share, as applicable, if the Company extends the period of time the Company will have to complete an initial Business Combination. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share, or $10.20 or $10.30 per public share, as applicable, if the Company extends the period of time it will have to complete an initial Business Combination, or (ii) the lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the Trust assets, in each case net of interest which may be withdrawn to pay taxes, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Cash							$ 1,300,000
Working capital							660,000
Investment income							$ 875,000
Loan amount			$ 115,000
Percentage of excise tax				1.00%
Aggregate fair market value percentage				1.00%	80.00%
Percentage of ownership					100.00%
Net tangible assets					$ 5,000,001
Redemption price per share (in Dollars per share)					$ 18		$ 18						$ 10.37
Redemption balance in trust account					$ 113,045,191
Common stock outstanding (in Dollars per share)					$ 0.03
Deposited in the trust account					$ 300,000			$ 300,000		$ 300,000	$ 300,000	$ 300,000
Business combination value	$ 200,000	$ 300,000
Net of taxes payable					100,000
Aggregate transaction					$ 421,900,000
Additional shares of common stock (in Dollars per share)					$ 10
Annualized amount					$ 150,000,000
Annualized, description					(i) the ratio of (x) (1) the Annualized EBITDA that is expected from such new production capacity (the “Expected Annualized EBITDA”) less (2) (A) the Threshold Annualized EBITDA plus (B) all previously Expected Annualized EBITDA amounts associated with previous new production capacities for which previous earnouts were achieved, divided by (y) $150,000,000 multiplied by (ii) $200,000,000, provided that the aggregate Expected Annualized EBITDA may not exceed $300,000,000.
Earning amount					$ 200,000,000
Sponsor agreement (in Shares)					1,380,736
Percentage of vesting					20.00%
Interest rate percentage									9.80%
Percentage of issued and outstanding					2.00%
Stock Issued					$ 300,000	$ 25,000
Working Capital Deficit					7,900,000
IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Net proceeds					$ 290,400,000		$ 290,400,000
Share price per unit (in Dollars per share)					$ 10.1		$ 10.1
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase additional units (in Shares)			3,750,000
Price per share (in Dollars per share)			$ 10
Generated gross proceeds			$ 287,500,000
Gross proceeds			$ 287,500,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Private placement warrants (in Shares)					11,125,000		11,125,000
Price per share (in Dollars per share)					$ 1		$ 1
Generating proceeds					$ 11,100,000		$ 11,100,000
Gross proceeds					11,100,000		11,100,000
Founder Shares [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Sponsor payment					25,000		25,000
Loan amount					$ 115,000		$ 115,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Percentage of ownership					72.70%
Stockholders elected to redeem shares (in Shares)													18,141,822
Redemption amount													$ 188,132,132
Shares issued redemption (in Shares)					10,608,178
Shares outstanding redemption (in Shares)					10,608,178
Class A Common Stock [Member] | IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Shares issued (in Shares)			28,750,000
Class B Common Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Percentage of ownership					76.60%
Common stock, shares issued (in Shares)					7,187,500	7,187,500	7,187,500
Common stock, shares outstanding (in Shares)					7,187,500	7,187,500	7,187,500
Class B Common Stock [Member] | Minimum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Percentage of ownership					80.00%
Merger Agreement [Member] | Class B Common Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Business Combination [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Percentage of voting power									9.80%
Percentage of ownership					50.00%
Business Combination [Member] | Maximum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Percentage of voting power							100.00%
Percentage of redemption public shares					100.00%
Business Combination [Member] | Minimum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Percentage of voting power							50.00%